Accrued charter revenue, current and non-current-Additional Information (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Accrued Charter Revenue Current and Non-Current [Abstract]
Accrued charter revenue, net	$ (34,137)	$ (32,751)
Accrued charter revenue	456	511
Accrued charter revenue, non-current	822	1,025
Charter revenue resulting from varying charter rates	$ 35,415	$ 34,287